Net Revenues	6 Months Ended
Jun. 30, 2026
Net Revenues [Abstract]
NET REVENUES

16. NET REVENUES

The following table presents the Company’s revenues disaggregated by service lines for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
	RMB	RMB	US$
Subscription revenue from users	28,523	19,023	2,804
Licensing revenues from content aggregators and distributors	144,716	79,933	11,781
Revenue from content sold to hardware manufacturers	14,251	20,688	3,049
Revenue from sales of digital educational hardware devices	21,012	17,267	2,545
Others		5,184	763
	208,502	142,095	20,942

The following table presents the movement of the Company’s contract liabilities for the six months ended June 30, 2025 and 2026:

	As of June 30,
	2025	2026
	RMB	RMB	US$
Balance at the beginning of the year	26,346	21,824	3,216
Cash payment received from the customers	40,716	19,148	2,822
Revenue and value-added tax recognized	(47,767)	(21,942)	(3,234)
Balance at the end of the year	19,295	19,030	2,805

The amount of revenue recognized that was included in the contract liabilities at the beginning of the year were RMB45,063 and RMB8,791(US$1,296) for the six months ended June 30, 2025 and 2026, respectively.